Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Schedule of depreciation rates	Depreciation is recorded using the declining balance method at the following annual rates:

Office equipment and furniture	20%
Medical equipment	20%
Computer equipment	30%
Leasehold improvements	Straight-line over the term of the lease

	Medical Equipment	Computer Equipment	Office Equipment and Furniture	Leasehold Improvements	Total
Cost
As at December 31, 2019	$60,378	$352,955	$352,667	$498,367	$1,264,367
Additions, net of foreign exchange impact	1,134	27,719	—	—	28,853
Disposals	—	(15,137)	—	—	(15,137)
As at December 31, 2020	61,512	365,537	352,667	498,367	1,278,083
Additions, net of foreign exchange impact	—	40,338	141,305	103,977	285,620
Disposals	—	—	(276,789)	(373,911)	(650,700)
As at December 31, 2021	$61,512	$405,875	$217,183	$228,433	$913,003

Amortization
As at December 31, 2019	$44,708	$224,046	$250,587	$448,258	$967,599
Depreciation expense	2,942	40,024	12,308	33,683	88,957
Disposals	—	(15,137)	—	—	(15,137)
As at December 31, 2020	47,650	248,933	262,895	481,941	1,041,419
Depreciation expense	2,504	35,956	72,043	19,740	130,243
Disposals	—	—	(276,789)	(373,911)	(650,700)
As at December 31, 2021	$50,154	$284,889	$58,149	$127,770	$520,962

Net book value
As at December 31, 2020	13,862	116,604	89,772	16,426	236,664
As at December 31, 2021	$11,358	$120,986	$159,034	$100,663	$392,041